Note 10 - Reinsurance (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Note 10 - Reinsurance (Details) [Line Items]
Reinsurance Fee Income	$ 242,327
Reinsurance Recoverables	55,910,993	55,669,088
Assumed Premiums Earned	3,346,657	10,044,766
Credit Life and Accident Insurance [Member]
Note 10 - Reinsurance (Details) [Line Items]
Reinsurance Percent of Risk Ceded	100.00%
Reinsurance Fee Income		272,264
Ceded [Member]
Note 10 - Reinsurance (Details) [Line Items]
Reinsurance Recoverables	8,789,529	9,243,869
Credit Related Reinsurance Transactions [Member]
Note 10 - Reinsurance (Details) [Line Items]
Reinsurance Recoverables	7,810,299	8,186,589
Life and Annunity [Member]
Note 10 - Reinsurance (Details) [Line Items]
Reinsurance Percent of Risk Ceded	85.00%
Reinsurance Recoverables	19,806,000	21,092,000
Puritan Financial Companies Inc [Member]
Note 10 - Reinsurance (Details) [Line Items]
Reinsurance Recoverables	16,931,000	14,281,000
Reinsurance Retention Policy, Reinsured Risk, Percentage	75.00%
Assumed Premiums Earned	$ 3,310,000	$ 10,033,000